Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	12 Months Ended
Mar. 31, 2016
Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions, by Remaining Contractual Maturity

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2016:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
Repurchase agreements	6,289	6,125	3,582	837	16,833
Securities lending transactions	1,909	700	—	236	2,845

Total	8,198	6,825	3,582	1,073	19,678

Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions by Class of Underlying Collateral

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2016:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
Japanese government bonds and Japanese local government bonds	532	1,891
Foreign government bonds and foreign agency mortgage-backed securities	15,781	700
Commercial paper and corporate bonds	221	27
Equity securities	141	185
Other	158	42

Total (Note)	16,833	2,845

Note:	Amounts exceeded the gross amounts recognized in Note 28 “Offsetting of financial assets and financial liabilities” by ¥633 billion, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.